T. ROWE PRICE Equity Index 500 Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 9.3%
Diversified Telecommunication Services 1.0%
AT&T  5,699,970 134,690
Lumen Technologies (1) 733,100 8,262
Verizon Communications  3,347,656 170,530
313,482
Entertainment 1.4%
Activision Blizzard  623,838 49,976
Electronic Arts  224,309 28,377
Live Nation Entertainment (2) 108,193 12,728
Netflix (2) 354,390 132,751
Take-Two Interactive Software (2) 91,957 14,137
Walt Disney (2) 1,451,888 199,141
437,110
Interactive Media & Services 5.7%
Alphabet, Class A (2) 239,550 666,272
Alphabet, Class C (2) 222,435 621,259
Match Group (2) 225,305 24,500
Meta Platforms, Class A (2) 1,841,459 409,467
Twitter (2) 635,538 24,589
1,746,087
Media 1.0%
Charter Communications, Class A (2) 94,985 51,816
Comcast, Class A  3,625,905 169,765
Discovery, Class A (2) 134,168 3,343
Discovery, Class C (2) 236,617 5,908
DISH Network, Class A (2) 199,121 6,302
Fox, Class A  255,629 10,085
Fox, Class B  118,600 4,303
Interpublic Group  314,440 11,147
News, Class A  315,133 6,980
News, Class B  99,269 2,236
Omnicom Group  167,312 14,201
Paramount Global, Class B (1) 480,659 18,174
304,260
Wireless Telecommunication Services 0.2%
T-Mobile U.S. (2) 466,841 59,919
59,919
Total Communication Services 2,860,858

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 12.1%
Auto Components 0.1%
Aptiv (2) 215,178 25,759
BorgWarner  190,544 7,412
33,171
Automobiles 2.7%
Ford Motor  3,128,721 52,906
General Motors (2) 1,153,081 50,436
Tesla (2) 668,207 720,060
823,402
Distributors 0.1%
Genuine Parts  113,666 14,324
LKQ  212,571 9,653
Pool  31,638 13,378
37,355
Hotels, Restaurants & Leisure 1.9%
Booking Holdings (2) 32,667 76,717
Caesars Entertainment (2) 169,355 13,101
Carnival (2) 632,534 12,790
Chipotle Mexican Grill (2) 22,474 35,555
Darden Restaurants  104,152 13,847
Domino's Pizza  29,055 11,826
Expedia Group (2) 119,890 23,459
Hilton Worldwide Holdings (2) 221,168 33,560
Las Vegas Sands (2) 272,751 10,602
Marriott International, Class A (2) 218,754 38,446
McDonald's  596,325 147,459
MGM Resorts International  309,649 12,987
Norwegian Cruise Line Holdings (1)(2) 332,672 7,279
Penn National Gaming (1)(2) 131,692 5,586
Royal Caribbean Cruises (1)(2) 177,768 14,893
Starbucks  917,333 83,450
Wynn Resorts (2) 83,942 6,693
Yum! Brands  233,352 27,659
575,909
Household Durables 0.3%
DR Horton  260,389 19,401
Garmin  120,600 14,304
Lennar, Class A  216,246 17,553
Mohawk Industries (2) 44,298 5,502
Newell Brands  300,180 6,427
NVR (2) 2,602 11,624
PulteGroup  202,889 8,501

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Whirlpool (1) 48,465 8,374
91,686
Internet & Direct Marketing Retail 3.9%
Amazon.com (2) 349,216 1,138,427
eBay  498,318 28,534
Etsy (1)(2) 101,507 12,615
1,179,576
Leisure Products 0.0%
Hasbro (1) 102,678 8,411
8,411
Multiline Retail 0.5%
Dollar General  185,511 41,300
Dollar Tree (2) 179,656 28,772
Target  388,171 82,378
152,450
Specialty Retail 2.0%
Advance Auto Parts  49,636 10,273
AutoZone (2) 16,544 33,826
Bath & Body Works  209,650 10,021
Best Buy  176,884 16,079
CarMax (1)(2) 130,008 12,543
Home Depot  832,776 249,275
Lowe's  537,269 108,630
O'Reilly Automotive (2) 53,746 36,814
Ross Stores  282,670 25,570
TJX  955,074 57,858
Tractor Supply  90,658 21,157
Ulta Beauty (2) 43,472 17,311
599,357
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Class B  1,016,153 136,734
PVH  57,226 4,384
Ralph Lauren  39,467 4,477
Tapestry  220,062 8,175
Under Armour, Class A (2) 155,763 2,651
Under Armour, Class C (2) 176,639 2,748
VF  258,892 14,721
173,890
Total Consumer Discretionary 3,675,207
CONSUMER STAPLES 6.1%
Beverages 1.5%
Brown-Forman, Class B  143,314 9,605

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Coca-Cola  3,102,129 192,332
Constellation Brands, Class A  130,991 30,170
Molson Coors Beverage, Class B (1) 151,068 8,064
Monster Beverage (2) 297,750 23,790
PepsiCo  1,104,263 184,832
448,793
Food & Staples Retailing 1.5%
Costco Wholesale  353,653 203,651
Kroger  539,068 30,926
Sysco  406,554 33,195
Walgreens Boots Alliance  572,620 25,636
Walmart  1,131,887 168,561
461,969
Food Products 1.0%
Archer-Daniels-Midland  444,934 40,160
Campbell Soup (1) 162,916 7,261
Conagra Brands  377,064 12,658
General Mills  481,355 32,597
Hershey  115,236 24,964
Hormel Foods  225,658 11,630
J M Smucker  85,118 11,526
Kellogg  203,044 13,094
Kraft Heinz  567,213 22,343
Lamb Weston Holdings  114,237 6,844
McCormick  198,713 19,832
Mondelez International, Class A  1,109,704 69,667
Tyson Foods, Class A  234,870 21,051
293,627
Household Products 1.3%
Church & Dwight  195,049 19,384
Clorox  98,141 13,645
Colgate-Palmolive  670,206 50,822
Kimberly-Clark  267,372 32,929
Procter & Gamble  1,911,512 292,079
408,859
Personal Products 0.2%
Estee Lauder, Class A  184,016 50,111
50,111
Tobacco 0.6%
Altria Group  1,461,397 76,358
Philip Morris International  1,239,231 116,413
192,771
Total Consumer Staples 1,856,130

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ENERGY 3.8%
Energy Equipment & Services 0.3%
Baker Hughes  722,316 26,300
Halliburton  712,266 26,973
Schlumberger  1,116,780 46,134
99,407
Oil, Gas & Consumable Fuels 3.5%
APA  288,980 11,944
Chevron  1,538,662 250,540
ConocoPhillips  1,048,883 104,888
Coterra Energy  645,985 17,422
Devon Energy  499,313 29,524
Diamondback Energy  134,764 18,473
EOG Resources  465,577 55,511
Exxon Mobil  3,378,350 279,018
Hess  218,653 23,405
Kinder Morgan  1,544,703 29,210
Marathon Oil  625,454 15,705
Marathon Petroleum  461,741 39,479
Occidental Petroleum  703,349 39,908
ONEOK  355,258 25,092
Phillips 66  373,093 32,232
Pioneer Natural Resources  181,450 45,368
Valero Energy  326,226 33,125
Williams  969,449 32,389
1,083,233
Total Energy 1,182,640
FINANCIALS 11.1%
Banks 3.8%
Bank of America  5,668,615 233,660
Citigroup  1,577,942 84,262
Citizens Financial Group  339,589 15,394
Comerica  101,089 9,141
Fifth Third Bancorp  545,742 23,489
First Republic Bank  142,721 23,135
Huntington Bancshares  1,130,855 16,533
JPMorgan Chase  2,356,702 321,266
KeyCorp  743,791 16,646
M&T Bank (1) 101,797 17,255
People's United Financial  342,341 6,843
PNC Financial Services Group  336,203 62,013
Regions Financial  759,528 16,907
Signature Bank  50,104 14,705

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SVB Financial Group (2) 46,853 26,212
Truist Financial  1,060,316 60,120
U.S. Bancorp  1,071,749 56,963
Wells Fargo  3,098,717 150,164
Zions Bancorp  125,807 8,248
1,162,956
Capital Markets 2.9%
Ameriprise Financial  89,037 26,743
Bank of New York Mellon  604,665 30,010
BlackRock  113,622 86,827
Cboe Global Markets  84,414 9,659
Charles Schwab  1,195,519 100,794
CME Group  286,262 68,090
FactSet Research Systems  29,953 13,004
Franklin Resources (1) 219,454 6,127
Goldman Sachs Group  270,000 89,127
Intercontinental Exchange  447,337 59,102
Invesco  270,656 6,241
MarketAxess Holdings  30,323 10,316
Moody's  128,406 43,326
Morgan Stanley  1,141,650 99,780
MSCI  65,589 32,983
Nasdaq  92,867 16,549
Northern Trust  165,416 19,263
Raymond James Financial  148,140 16,282
S&P Global  282,669 115,945
State Street  291,075 25,358
T. Rowe Price Group (3) 184,615 27,912
903,438
Consumer Finance 0.6%
American Express  490,491 91,722
Capital One Financial  338,756 44,475
Discover Financial Services  233,884 25,772
Synchrony Financial  435,420 15,157
177,126
Diversified Financial Services 1.7%
Berkshire Hathaway, Class B (2) 1,461,817 515,890
515,890
Insurance 2.1%
Aflac  484,946 31,226
Allstate  228,814 31,693
American International Group  660,821 41,480
Aon, Class A  175,303 57,084
Arthur J Gallagher  164,173 28,665

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Assurant  45,805 8,329
Brown & Brown  185,216 13,386
Chubb  342,139 73,183
Cincinnati Financial  119,804 16,288
Everest Re Group  31,643 9,537
Globe Life  72,122 7,255
Hartford Financial Services Group  272,081 19,538
Lincoln National  133,244 8,709
Loews  161,126 10,444
Marsh & McLennan  401,720 68,461
MetLife  568,483 39,953
Principal Financial Group  196,485 14,424
Progressive  464,221 52,916
Prudential Financial  301,417 35,618
Travelers  196,200 35,852
W R Berkley  164,529 10,956
Willis Towers Watson  99,577 23,522
638,519
Total Financials 3,397,929
HEALTH CARE 13.6%
Biotechnology 1.9%
AbbVie  1,408,387 228,314
Amgen  447,979 108,330
Biogen (2) 117,167 24,675
Gilead Sciences  999,433 59,416
Incyte (2) 149,756 11,894
Moderna (2) 280,616 48,339
Regeneron Pharmaceuticals (2) 85,104 59,438
Vertex Pharmaceuticals (2) 203,828 53,193
593,599
Health Care Equipment & Supplies 2.9%
Abbott Laboratories  1,411,415 167,055
ABIOMED (2) 36,023 11,932
Align Technology (2) 58,217 25,383
Baxter International  399,205 30,954
Becton Dickinson & Company  228,740 60,845
Boston Scientific (2) 1,132,003 50,136
Cooper  38,970 16,274
DENTSPLY SIRONA  175,838 8,655
Dexcom (2) 77,328 39,561
Edwards Lifesciences (2) 496,203 58,413
Hologic (2) 202,107 15,526
IDEXX Laboratories (2) 67,445 36,896
Intuitive Surgical (2) 284,422 85,804

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Medtronic  1,070,173 118,736
ResMed  115,939 28,116
STERIS  79,162 19,139
Stryker  267,144 71,421
Teleflex  37,020 13,136
Zimmer Biomet Holdings  165,798 21,206
879,188
Health Care Providers & Services 3.0%
AmerisourceBergen  118,149 18,279
Anthem  193,050 94,830
Cardinal Health  225,754 12,800
Centene (2) 464,678 39,121
Cigna  263,393 63,112
CVS Health  1,049,798 106,250
DaVita (2) 51,388 5,813
HCA Healthcare  190,565 47,759
Henry Schein (2) 110,890 9,669
Humana  102,267 44,504
Laboratory Corp. of America Holdings (2) 76,382 20,139
McKesson  121,819 37,292
Molina Healthcare (2) 46,644 15,560
Quest Diagnostics  97,063 13,284
UnitedHealth Group  751,047 383,011
Universal Health Services, Class B  57,220 8,294
919,717
Health Care Technology 0.1%
Cerner  232,606 21,763
21,763
Life Sciences Tools & Services 1.8%
Agilent Technologies  241,104 31,905
Bio-Rad Laboratories, Class A (2) 17,063 9,610
Bio-Techne  31,076 13,457
Charles River Laboratories International (2) 39,967 11,349
Danaher  507,738 148,935
Illumina (2) 124,408 43,468
IQVIA Holdings (2) 152,172 35,184
Mettler-Toledo International (2) 18,257 25,070
PerkinElmer  100,496 17,533
Thermo Fisher Scientific  314,954 186,028
Waters (2) 48,970 15,200
West Pharmaceutical Services  59,044 24,250
561,989
Pharmaceuticals 3.9%
Bristol-Myers Squibb  1,738,184 126,940

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Catalent (2) 142,989 15,857
Eli Lilly  633,791 181,499
Johnson & Johnson  2,099,330 372,064
Merck  2,015,672 165,386
Organon  205,024 7,162
Pfizer  4,475,951 231,720
Viatris  960,880 10,454
Zoetis  376,310 70,968
1,182,050
Total Health Care 4,158,306
INDUSTRIALS & BUSINESS SERVICES 7.8%
Aerospace & Defense 1.6%
Boeing (2) 439,338 84,133
General Dynamics  183,916 44,357
Howmet Aerospace  302,562 10,874
Huntington Ingalls Industries  31,042 6,191
L3Harris Technologies  156,337 38,845
Lockheed Martin  195,233 86,176
Northrop Grumman  118,545 53,016
Raytheon Technologies  1,190,215 117,914
Textron  175,595 13,061
TransDigm Group (2) 41,649 27,136
481,703
Air Freight & Logistics 0.6%
CH Robinson Worldwide  102,931 11,087
Expeditors International of Washington  133,648 13,787
FedEx  194,593 45,027
United Parcel Service, Class B  582,037 124,823
194,724
Airlines 0.2%
Alaska Air Group (2) 98,649 5,723
American Airlines Group (1)(2) 513,494 9,371
Delta Air Lines (2) 507,400 20,078
Southwest Airlines (2) 471,016 21,572
United Airlines Holdings (2) 262,377 12,164
68,908
Building Products 0.4%
A.O. Smith  105,283 6,726
Allegion  69,511 7,631
Carrier Global  687,745 31,547
Fortune Brands Home & Security  106,337 7,899
Johnson Controls International  565,154 37,057
Masco  194,527 9,921

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trane Technologies  189,288 28,904
129,685
Commercial Services & Supplies 0.4%
Cintas  70,039 29,794
Copart (2) 169,721 21,295
Republic Services  167,023 22,131
Rollins (1) 178,151 6,244
Waste Management  306,792 48,626
128,090
Construction & Engineering 0.1%
Quanta Services  113,922 14,993
14,993
Electrical Equipment 0.5%
AMETEK  183,345 24,418
Eaton  317,208 48,140
Emerson Electric  475,685 46,641
Generac Holdings (2) 50,097 14,892
Rockwell Automation  91,949 25,748
159,839
Industrial Conglomerates 1.0%
3M  458,465 68,256
General Electric  874,740 80,039
Honeywell International  547,497 106,532
Roper Technologies  83,877 39,609
294,436
Machinery 1.5%
Caterpillar  430,179 95,852
Cummins  113,656 23,312
Deere  224,483 93,264
Dover  114,278 17,930
Fortive  284,080 17,309
IDEX  60,769 11,651
Illinois Tool Works  227,362 47,610
Ingersoll Rand  320,182 16,121
Nordson  43,223 9,815
Otis Worldwide  338,212 26,025
PACCAR  276,087 24,315
Parker-Hannifin  102,290 29,026
Pentair  132,995 7,210
Snap-on  43,217 8,880
Stanley Black & Decker  129,411 18,090
Westinghouse Air Brake Technologies  149,931 14,419

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xylem  143,919 12,271
473,100
Professional Services 0.3%
Equifax  97,509 23,119
Jacobs Engineering Group  103,768 14,300
Leidos Holdings  112,089 12,108
Nielsen Holdings  288,270 7,853
Robert Half International  87,399 9,979
Verisk Analytics  128,136 27,502
94,861
Road & Rail 1.0%
CSX  1,761,716 65,976
JB Hunt Transport Services  67,326 13,518
Norfolk Southern  193,289 55,130
Old Dominion Freight Line  74,409 22,225
Union Pacific  511,243 139,677
296,526
Trading Companies & Distributors 0.2%
Fastenal  457,701 27,188
United Rentals (2) 57,651 20,478
WW Grainger  34,731 17,914
65,580
Total Industrials & Business Services 2,402,445
INFORMATION TECHNOLOGY 27.9%
Communications Equipment 0.9%
Arista Networks (2) 177,492 24,668
Cisco Systems  3,366,519 187,717
F5 (2) 47,444 9,914
Juniper Networks  260,472 9,679
Motorola Solutions  134,509 32,578
264,556
Electronic Equipment, Instruments & Components 0.6%
Amphenol, Class A  475,086 35,798
CDW  108,654 19,437
Corning  612,288 22,600
IPG Photonics (2) 29,013 3,184
Keysight Technologies (2) 146,529 23,147
TE Connectivity  260,414 34,109
Teledyne Technologies (2) 37,535 17,740
Trimble (2) 200,674 14,477
Zebra Technologies, Class A (2) 42,543 17,600
188,092

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 4.2%
Accenture, Class A  504,279 170,058
Akamai Technologies (2) 129,313 15,439
Automatic Data Processing  335,310 76,296
Broadridge Financial Solutions  93,527 14,563
Cognizant Technology Solutions, Class A  418,546 37,531
DXC Technology (2) 197,219 6,435
EPAM Systems (2) 45,230 13,416
Fidelity National Information Services  484,614 48,665
Fiserv (2) 472,346 47,896
FleetCor Technologies (2) 64,844 16,150
Gartner (2) 65,420 19,460
Global Payments  230,845 31,589
International Business Machines  714,314 92,875
Jack Henry & Associates  58,640 11,555
Mastercard, Class A  689,846 246,537
Paychex  255,717 34,898
PayPal Holdings (2) 934,349 108,057
VeriSign (2) 76,822 17,090
Visa, Class A (1) 1,322,531 293,298
1,301,808
Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices (2) 1,303,618 142,538
Analog Devices  418,886 69,192
Applied Materials  718,087 94,644
Broadcom  329,254 207,325
Enphase Energy (2) 106,675 21,525
Intel  3,249,407 161,041
KLA  120,790 44,216
Lam Research  111,942 60,181
Microchip Technology  441,658 33,186
Micron Technology  889,920 69,316
Monolithic Power Systems  34,239 16,629
NVIDIA  1,995,494 544,490
NXP Semiconductors  211,588 39,161
Qorvo (2) 86,620 10,749
QUALCOMM  898,720 137,342
Skyworks Solutions  130,582 17,404
SolarEdge Technologies (2) 41,861 13,495
Teradyne  128,396 15,180
Texas Instruments  737,138 135,250
1,832,864
Software 8.9%
Adobe (2) 378,727 172,556

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ANSYS (2) 68,515 21,764
Autodesk (2) 175,588 37,637
Cadence Design Systems (2) 221,189 36,377
Ceridian HCM Holding (2) 106,801 7,301
Citrix Systems  98,966 9,986
Fortinet (2) 108,309 37,013
Intuit  225,151 108,262
Microsoft  5,984,077 1,844,951
NortonLifeLock (1) 461,148 12,230
Oracle  1,256,504 103,950
Paycom Software (2) 38,722 13,412
PTC (2) 83,010 8,942
Salesforce (2) 785,528 166,783
ServiceNow (2) 159,198 88,656
Synopsys (2) 121,479 40,485
Tyler Technologies (2) 32,537 14,475
2,724,780
Technology Hardware, Storage & Peripherals 7.3%
Apple  12,374,892 2,160,780
Hewlett Packard Enterprise  1,034,565 17,288
HP  863,410 31,342
NetApp  177,777 14,755
Seagate Technology Holdings  164,105 14,753
Western Digital (2) 245,298 12,179
2,251,097
Total Information Technology 8,563,197
MATERIALS 2.6%
Chemicals 1.7%
Air Products & Chemicals  176,442 44,095
Albemarle  92,606 20,480
Celanese  87,155 12,452
CF Industries Holdings  170,913 17,614
Corteva  581,384 33,418
Dow  589,132 37,539
DuPont de Nemours  413,317 30,412
Eastman Chemical  105,654 11,840
Ecolab  199,053 35,145
FMC  99,406 13,079
International Flavors & Fragrances  202,509 26,596
Linde  409,089 130,675
LyondellBasell Industries, Class A  209,575 21,548
Mosaic  295,820 19,672
PPG Industries  189,036 24,777

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sherwin-Williams  191,688 47,849
527,191
Construction Materials 0.1%
Martin Marietta Materials  49,713 19,134
Vulcan Materials  105,318 19,347
38,481
Containers & Packaging 0.3%
Amcor  1,209,831 13,707
Avery Dennison  65,957 11,475
Ball  257,199 23,148
International Paper  309,876 14,301
Packaging Corp. of America  76,090 11,878
Sealed Air  115,488 7,733
Westrock  211,297 9,937
92,179
Metals & Mining 0.5%
Freeport-McMoRan  1,165,247 57,959
Newmont  634,407 50,404
Nucor  227,452 33,811
142,174
Total Materials 800,025
REAL ESTATE 2.7%
Equity Real Estate Investment Trusts 2.6%
Alexandria Real Estate Equities, REIT  116,149 23,375
American Tower, REIT  362,422 91,048
AvalonBay Communities, REIT  111,268 27,636
Boston Properties, REIT  112,851 14,535
Crown Castle International, REIT  343,211 63,357
Digital Realty Trust, REIT  226,056 32,055
Duke Realty, REIT  303,019 17,593
Equinix, REIT  71,601 53,101
Equity Residential, REIT  270,361 24,311
Essex Property Trust, REIT  51,765 17,884
Extra Space Storage, REIT  105,917 21,776
Federal Realty Investment Trust, REIT  55,442 6,768
Healthpeak Properties, REIT  424,162 14,561
Host Hotels & Resorts, REIT  568,642 11,049
Iron Mountain, REIT  232,051 12,858
Kimco Realty, REIT  492,349 12,161
Mid-America Apartment Communities, REIT  91,939 19,257
Prologis, REIT  590,699 95,386
Public Storage, REIT  122,094 47,651
Realty Income, REIT  450,363 31,210

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Regency Centers, REIT (1) 123,298 8,796
SBA Communications, REIT  86,934 29,914
Simon Property Group, REIT  260,793 34,310
UDR, REIT  231,354 13,273
Ventas, REIT  318,204 19,652
Vornado Realty Trust, REIT  126,175 5,718
Welltower, REIT  346,402 33,303
Weyerhaeuser, REIT  594,917 22,547
805,085
Real Estate Management & Development 0.1%
CBRE Group, Class A (2) 266,925 24,429
24,429
Total Real Estate 829,514
UTILITIES 2.6%
Electric Utilities 1.7%
Alliant Energy  199,897 12,490
American Electric Power  400,683 39,976
Constellation Energy  258,172 14,522
Duke Energy  611,736 68,306
Edison International  300,027 21,032
Entergy  159,447 18,615
Evergy  182,611 12,480
Eversource Energy  273,558 24,125
Exelon  781,418 37,219
FirstEnergy  454,675 20,851
NextEra Energy  1,573,785 133,315
NRG Energy  193,018 7,404
Pinnacle West Capital  90,520 7,070
PPL  597,258 17,058
Southern  842,655 61,101
Xcel Energy  428,359 30,915
526,479
Gas Utilities 0.0%
Atmos Energy (1) 108,935 13,017
13,017
Independent Power & Renewable Electricity Producers 0.0%
AES  524,788 13,503
13,503
Multi-Utilities 0.8%
Ameren  203,319 19,063
CenterPoint Energy  500,563 15,337
CMS Energy  230,370 16,112

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consolidated Edison  280,284 26,537
Dominion Energy  643,663 54,692
DTE Energy  154,507 20,428
NiSource  314,967 10,016
Public Service Enterprise Group  400,011 28,001
Sempra Energy  254,165 42,730
WEC Energy Group  251,331 25,086
258,002
Water Utilities 0.1%
American Water Works  146,981 24,330
24,330
Total Utilities 835,331
Total Common Stocks (Cost $10,216,266) 30,561,582
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 96,288,532 96,289
96,289
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.17%, 6/23/22 (5) 8,480,000 8,471
8,471
Total Short-Term Investments (Cost $104,766) 104,760
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 62,832,437 62,832
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank And Trust Company 62,832
Total Securities Lending Collateral (Cost $62,832) 62,832
Total Investments in Securities 100.2%
(Cost $10,383,864) $ 30,729,174
Other Assets Less Liabilities (0.2)% (52,507)
Net Assets 100.0% $ 30,676,667

T. ROWE PRICE Equity Index 500 Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2022.
(2) Non-income producing
(3) Affiliated Companies
(4) Seven-day yield
(5) At March 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 508 S&P 500 E-Mini Index contracts 6/22 115,081 $ 7,459
Net payments (receipts) of variation margin to date (9,116)
Variation margin receivable (payable) on open futures contracts $ (1,657)

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 821 $ (9,523) $ 222
T. Rowe Price Government Reserve Fund, 0.29% — — 20++
Totals $ 821# $ (9,523) $ 242+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Group  $ 37,915 $ — $ 480 $ 27,912
T. Rowe Price Government
Reserve Fund, 0.29% 153,134  ¤  ¤ 159,121
Total $ 187,033^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $242 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $167,554.

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Index 500 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Equity Index 500 Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions

T. ROWE PRICE Equity Index 500 Fund

between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 30,561,582 $ — $ — $ 30,561,582
Short-Term Investments 96,289 8,471 — 104,760
Securities Lending Collateral 62,832 — — 62,832
Total Securities 30,720,703 8,471 — 30,729,174
Futures Contracts* 7,459 — — 7,459
Total $ 30,728,162 $ 8,471 $ — $ 30,736,633
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Fund

have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F50-054Q1 03/22